Net (Loss) Income Per Share	12 Months Ended
Mar. 31, 2025
Net (Loss) Income Per Share [Abstract]
NET (LOSS) INCOME PER SHARE
19.	NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	Year ended March 31,
	2023	2024	2025
	$	$	$
Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(294)	(959)	106

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,070,524	4,373,236	4,401,825
Dilutive stock option	-	-	-
Weighted average common shares used in computing diluted net (loss) income per share	4,070,524	4,373,236	4,401,825

Net (loss) income per share, basic	(0.07)	(0.22)	0.02
Net (loss) income per share, diluted	(0.07)	(0.22)	0.02

For the years ended March 31, 2024 and 2025 stock options to purchase 195,000 shares and nil shares of the Company’s stock were excluded respectively from the EPS calculation, as their effects were anti-dilutive.